ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Deferred revenue	¥ 61,164		¥ 87,980
Current operating lease liabilities	¥ 42,320		¥ 50,092
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total	Total
Accrued payroll and welfare	¥ 25,875		¥ 41,948
Other tax payable	20,535		23,541
Product warranty	17,748		24,858	¥ 32,782	¥ 49,527
Accrued expenses	6,703		17,058
Refund liabilities	4,845		5,745
Government subsidies	1,745		3,129
Reverse factoring			39,195
Other current liabilities	16,884		22,537
Total	¥ 197,819	$ 28,681	¥ 316,083